SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details of operating activities by segment
Oil and gas sales	$ 66,457				$ 37,185					$ 119,022	$ 74,967	$ 173,283	$ 85,966	$ 26,974
Gas transportation, gathering, processing, and marketing	14,413				4,199					30,309	5,360	13,040	494	163
Oilfield services	3,612				957					7,305	4,614	12,333	7,149	1,222
Gain (loss) on sale of assets and other revenue	(442)				117					(419)	(154)	204	(168)	250
Total revenue	84,040	42,329	64,462	49,611	42,458	33,577	24,271	23,709	11,884	156,217	84,787	198,860	93,441	28,609
Lease operating expenses	20,609				10,700					32,740	21,540	45,684	25,456	10,678
Severance taxes and marketing	4,852				2,740					8,045	5,559	10,787	6,482	2,347
Exploration and abandonments	5,157				9,409					34,940	18,425	117,216	2,645	942
Impairment of Proved Oil and Gas Properties	16,034				0					16,034	0	4,096	21,792	306
Gas transportation, gathering, processing, and marketing	13,414				1,971					26,845	2,091	8,028	373	214
Oil field services	4,066				1,567					7,401	3,567	10,037	6,759	1,272
Depletion, depreciation, amortization and accretion	37,986				22,669					67,040	42,322	99,900	36,961	8,189
General and administrative	19,601				16,796					41,907	31,639	64,388	62,902	24,773
Total expenses	121,719				65,852					234,952	125,143	360,136	163,370	48,721
Interest income	94				62					205	96	230	27	61
Interest expense	(18,842)				(19,432)					(37,593)	(24,816)	(51,846)	(11,984)	(3,584)
Gain (loss) on derivative contracts,(net)	6,400				18,104					(1,091)	19,207	22,239	(6,346)	814
Other income (expense)	1,466				931					2,488	1,965	2,046	1,601	9
Total other expense	(10,882)				(335)					(35,991)	(3,548)	(27,331)	(16,702)	(2,700)
Loss from continuing operations before income tax	(48,561)				(23,729)					(114,726)	(43,904)	(188,607)	(86,631)	(22,812)
Income tax benefit	43,566				6,858					48,420	9,150	32,196	2,987	0
Net loss from continuing operations	(4,995)				(16,871)					(66,306)	(34,754)	(156,411)	(83,644)	(22,812)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,403)	5,101	4,856	4,908	2,416	2,907	2,167	1,873	285	14,208	7,517	17,281	7,232	2,481
Gain (loss) on sale of discontinued operations, net of tax	172,452	2,409	0	0	0					172,452	2,224	2,409	0	6,660
Net income (loss)	165,054				(14,455)					120,354	(25,013)	(136,721)	(76,412)	(13,671)
Total segment assets	2,035,920		2,198,632		1,805,614	1,168,760				2,035,920	1,805,614	2,198,632	1,168,760	248,967
U.S. Upstream
Details of operating activities by segment
Oil and gas sales	57,923				29,712					97,711	58,441
Gas transportation, gathering, processing, and marketing	439				0					439	0
Oilfield services	0				0					0	0
Gain (loss) on sale of assets and other revenue	(439)				102					(416)	104
Total revenue	57,923				29,814					97,734	58,545
Lease operating expenses	20,882				10,581					32,724	20,954
Severance taxes and marketing	4,446				2,180					7,429	4,361
Exploration and abandonments	3,546				5,831					33,279	14,845
Impairment of Proved Oil and Gas Properties	15,920									15,920
Gas transportation, gathering, processing, and marketing	0				0					0	0
Oil field services	0				0					0	0
Depletion, depreciation, amortization and accretion	27,590				16,431					44,186	30,598
General and administrative	4,783				3,249					8,526	6,215
Total expenses	77,167				38,272					142,064	76,973
Interest income	80				30					181	31
Interest expense	(2,213)				(893)					(4,167)	(1,681)
Gain (loss) on derivative contracts,(net)	(167)				105					(211)	105
Other income (expense)	1,592				933					2,599	1,967
Total other expense	(708)				175					(1,598)	422
Loss from continuing operations before income tax	(19,952)				(8,283)					(45,928)	(18,006)
Income tax benefit	913				6,063					5,767	8,937
Net loss from continuing operations	(19,039)				(2,220)					(40,161)	(9,069)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	6,050				2,416					22,661	7,163
Gain (loss) on sale of discontinued operations, net of tax	172,452				0					172,452	0
Net income (loss)	159,463				196					154,952	(1,906)
Total segment assets	1,413,296				1,306,811					1,413,296	1,306,811
Canadian Upstream
Details of operating activities by segment
Oil and gas sales	8,534				7,473					21,311	16,526	39,556	10,731	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oilfield services	0				0					0	0	0	0	0
Gain (loss) on sale of assets and other revenue	0				1					0	1	(35)	36	0
Total revenue	8,534				7,474					21,311	16,527	39,521	10,767	0
Lease operating expenses	1,904				901					3,637	2,231	5,163	1,813	0
Severance taxes and marketing	406				560					616	1,198	2,371	588	0
Exploration and abandonments	1,611				3,578					1,661	3,580	36,841	40	0
Impairment of Proved Oil and Gas Properties	114									114		257	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oil field services	0				0					0	0	0	0	0
Depletion, depreciation, amortization and accretion	6,593				4,799					16,026	9,618	27,461	6,055	0
General and administrative	1,173				1,621					2,143	2,313	2,043	1,914	0
Total expenses	11,801				11,459					24,197	18,940	74,136	10,410	0
Interest income	776				767					1,540	1,536	3,096	2,062	0
Interest expense	(825)				0					(1,498)	(1)
Gain (loss) on derivative contracts,(net)	0				0					0	0	0	0	0
Other income (expense)	0				0					0	0	2	(5)	0
Total other expense	(49)				767					42	1,535	1,374	2,070	0
Loss from continuing operations before income tax	(3,316)				(3,218)					(2,844)	(878)	(33,241)	2,427
Income tax benefit	708				795					708	213	8,219	125
Net loss from continuing operations	(2,608)				(2,423)					(2,136)	(665)	(25,022)	2,552	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0	0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	(2,608)				(2,423)					(2,136)	(665)	(25,022)	2,552	0
Total segment assets	248,908		392,918		243,965	349,410				248,908	243,965	392,918	349,410	0
Midstream and Marketing
Details of operating activities by segment
Oil and gas sales	0				0					0	0	0	0	0
Gas transportation, gathering, processing, and marketing	16,151				4,199					33,453	5,360	15,469	1,978	334
Oilfield services	0				0					0	0	0	0	0
Gain (loss) on sale of assets and other revenue	0				14					0	17	473	513	80
Total revenue	16,151				4,213					33,453	5,377	15,942	2,491	414
Lease operating expenses	0				0					0	0	0	0	0
Severance taxes and marketing	0				0					0	0	0	0	0
Exploration and abandonments	0				0					0	0	0	0	0
Impairment of Proved Oil and Gas Properties	0									0		0	0	0
Gas transportation, gathering, processing, and marketing	13,414				1,971					26,845	2,091	7,908	373	214
Oil field services	0				0					0	0	0	0	0
Depletion, depreciation, amortization and accretion	3,282				1,190					5,969	1,658	5,963	1,789	45
General and administrative	2,053				795					3,290	1,107	3,798	850	71
Total expenses	18,749				3,956					36,104	4,856	17,669	3,012	330
Interest income	0				0					0	0	0	0	0
Interest expense	(1,199)				(1,725)					(2,038)	(3,007)
Gain (loss) on derivative contracts,(net)	(5,169)				(1,350)					(5,440)	(1,350)	8,692	0	0
Other income (expense)	(226)				(2)					(211)	(2)	(546)	0	0
Total other expense	(6,594)				(3,077)					(7,689)	(4,359)	7,388	(1,674)	0
Loss from continuing operations before income tax	(9,192)				(2,820)					(10,340)	(3,838)	5,661	(2,195)
Income tax benefit	0				0					0	0	0	0
Net loss from continuing operations	(9,192)				(2,820)					(10,340)	(3,838)	5,661	(2,195)	84
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0	0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	(9,192)				(2,820)					(10,340)	(3,838)	5,661	(2,195)	84
Total segment assets	248,964		245,207		183,175	83,847				248,964	183,175	245,207	83,847	33,060
Oilfield Services
Details of operating activities by segment
Oil and gas sales	0				0					0	0	0	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oilfield services	3,693				1,392					7,424	6,260	13,552	9,417	3,388
Gain (loss) on sale of assets and other revenue	(3)				0					(3)	(276)	(600)	9	2
Total revenue	3,690				1,392					7,421	5,984	12,952	9,426	3,390
Lease operating expenses	0				0					0	0	0	0	0
Severance taxes and marketing	0				0					0	0	0	0	0
Exploration and abandonments	0				0					0	0	0	0	0
Impairment of Proved Oil and Gas Properties	0									0		0	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oil field services	4,147				1,219					7,482	3,567	10,420	8,315	3,419
Depletion, depreciation, amortization and accretion	521				249					859	448	967	544	364
General and administrative	107				57					471	106	418	461	143
Total expenses	4,775				1,525					8,812	4,121	11,805	9,320	3,926
Interest income	0				0					0	0	0	0	0
Interest expense	(142)				(75)					(231)	(158)
Gain (loss) on derivative contracts,(net)	0				0					0	0	0	0	0
Other income (expense)	0				0					0	0	(155)	0	0
Total other expense	(142)				(75)					(231)	(158)	(482)	(183)	(149)
Loss from continuing operations before income tax	(1,227)				(208)					(1,622)	1,705	665	(77)
Income tax benefit	0				0					0	0	0	0
Net loss from continuing operations	(1,227)				(208)					(1,622)	1,705	665	(77)	(685)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	354	230	2,977	553
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	2,224	0		0
Net income (loss)	(1,227)				(208)					(1,622)	4,283	895	2,900	(132)
Total segment assets	34,287		23,810		12,493	17,045				34,287	12,493	23,810	17,045	7,253
Corporate Unallocated
Details of operating activities by segment
Oil and gas sales	0				0					0	0	0	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oilfield services	0				0					0	0	0	0	0
Gain (loss) on sale of assets and other revenue	0				0					0	0	0	0	0
Total revenue	0				0					0	0	0	0	0
Lease operating expenses	0				0					0	0	0	0	0
Severance taxes and marketing	0				0					0	0	0	0	0
Exploration and abandonments	0				0					0	0	0	0	0
Impairment of Proved Oil and Gas Properties	0									0		0	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	0	0	0
Oil field services	0				0					0	0	0	0	0
Depletion, depreciation, amortization and accretion	0				0					0	0	0	0	0
General and administrative	11,485				11,074					27,477	21,898	27,137	50,794	22,835
Total expenses	11,485				11,074					27,477	21,898	27,137	50,794	22,835
Interest income	1,550				28					2,804	55	3,483	4	41
Interest expense	(16,775)				(17,502)					(33,979)	(21,495)
Gain (loss) on derivative contracts,(net)	11,736				19,349					4,560	20,452	13,418	(6,346)	820
Other income (expense)	100				0					100	0	0	0	0
Total other expense	(3,389)				1,875					(26,515)	(988)	(24,121)	(16,221)	(2,551)
Loss from continuing operations before income tax	(14,874)				(9,199)					(53,992)	(22,886)	(51,258)	(67,015)
Income tax benefit	41,945				0					41,945	0	0	0
Net loss from continuing operations	27,071				(9,199)					(12,047)	(22,886)	(51,258)	(67,015)	(25,386)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(8,453)				0					(8,453)	0	0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	18,618				(9,199)					(20,500)	(22,886)	(51,258)	(67,015)	(25,386)
Total segment assets	98,469		93,612		59,639	47,839				98,469	59,639	93,612	47,839	19,582
Inter-segment Eliminations
Details of operating activities by segment
Oil and gas sales	0				0					0	0	0	0	0
Gas transportation, gathering, processing, and marketing	(2,177)				0					(3,583)	0	(2,429)	(1,484)	(171)
Oilfield services	(81)				(435)					(119)	(1,646)	(1,219)	(2,268)	(2,166)
Gain (loss) on sale of assets and other revenue	0				0					0	0	3	0	0
Total revenue	(2,258)				(435)					(3,702)	(1,646)	(3,645)	(3,752)	(2,337)
Lease operating expenses	(2,177)				(782)					(3,621)	(1,645)	(3,590)	(2,196)	(190)
Severance taxes and marketing	0				0					0	0	0	0	0
Exploration and abandonments	0				0					0	0	0	0	0
Impairment of Proved Oil and Gas Properties	0									0		0	0	0
Gas transportation, gathering, processing, and marketing	0				0					0	0	120	0	0
Oil field services	(81)				348					(81)	0	(383)	(1,556)	(2,147)
Depletion, depreciation, amortization and accretion	0				0					0	0	468	0	0
General and administrative	0				0					0	0	312	0	0
Total expenses	(2,258)				(434)					(3,702)	(1,645)	(3,073)	(3,752)	(2,337)
Interest income	(2,312)				(763)					(4,320)	(1,526)	(6,549)	(2,054)	0
Interest expense	2,312				763					4,320	1,526
Gain (loss) on derivative contracts,(net)	0				0					0	0	0	0	0
Other income (expense)	0				0					0	0	0	0	0
Total other expense	0				0					0	0	(1,282)	0	0
Loss from continuing operations before income tax	0				(1)					0	(1)	(1,854)	0
Income tax benefit	0				0					0	0	0	0
Net loss from continuing operations	0				(1)					0	(1)	(1,854)	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0	0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	0				(1)					0	(1)	(1,854)	0	0
Total segment assets	$ (8,004)		$ (158,937)		$ (469)	$ (127,055)				$ (8,004)	$ (469)	$ (158,937)	$ (127,055)	$ 0